Issuance of Trust Preferred Securities (Detail)	Dec. 31, 2017 EUR (€)	[1],[2]
Trust: Deutsche Bank Contigent Capital Trust II; LLC: Deutsche Bank Contingent Capital LLC II; Issuance Date: May 23, 2007; Earliest Redemptiom Date: May 23, 2017 [Member]
Issuance of Trust Preferred Securities [Line Items]
Long-term debt	€ 666
Trust: Deutsche Bank Contigent Capital Trust III; LLC: Deutsche Bank Contingent Capital LLC III; Issuance Date: February 20, 2008; Earliest Redemption Date: February 20, 2018 [Member]
Issuance of Trust Preferred Securities [Line Items]
Long-term debt	1,644	[3]
Trust: Deutsche Bank Contigent Capital Trust V; LLC: Deutsche Bank Contingent Capital LLC V; Issuance Date: May 9, 2008; Earliest Redemption Date: June30, 2018 [Member]
Issuance of Trust Preferred Securities [Line Items]
Long-term debt	€ 1,153	[4]

[1]	Amount of long term-debt of the Parent Company represented by the Debt Obligations issued by Deutsche Bank AG to the applicable LLC and amount of Trust Preferred Securities of Deutsche Bank AG Consolidated represented by the Trust Preferred Securities issued by the respective Trust as of December 31, 2017
[2]	Next redemption date is May 23, 2018
[3]	Redeemed on February 20, 2018
[4]	On March 30, 2010 Deutsche Bank AG additionally issued an amount of U.S.$120million